Taxation - Schedule of Net Operating Loss from HK Will Carry Forward Indefinitely (Details)	Dec. 31, 2024 USD ($)
Schedule of Net Operating Loss from HK will Carry Forward Indefinitely [Abstract]
Net operating loss carryforwards indefinitely	$ 7,275,530
Total	$ 7,275,530